UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2012
Check her if Amendment [  ]; Amendment Number:
This Amendment (Check only one.).  [  ]is  a restatement
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	McMillion Capital Management, Inc.
Address:	701 Green Valley Rd. Suite 104
		Greensboro,  NC  27408

13F File Number:	28-7496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:	Donald C. McMillion
Title:		President
Phone:	336-274-2491
Signature, Place, and Date of Signing:

Donald C. McMillion 	Greensboro, NC	August 10, 2012

Report Type (Check Only One.):

[ X ]  	13F HOLDINGS REPORT.
[  ]  		13F NOTICE
[  ] 		13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

NONE

I am signing this report as required by the Securities and Exchange Act of 1934.
<table>					Investment				Voting
<c>	<c>		Fair		Discretion			Managers	 Authority(Shares)
Name of Issue	Title of Class	Cusip	Market Value	Shares	Sole	Defined	Shared	See. V	Sole	Shared	None
COMMON STOCK


3M Company	Common	88579y101	1617190.4	18049	18049				18049
ABB LIMITED SPONS ADR	Common	000375204	17462.4	1070	1070				1070
ABBOTT LABS	Common	002824100	3610320	56000	56000				56000
ACE LTD	Common	H0023R105	6671.7	90	90				90
AFLAC	Common	001055102	3194.25	75	75				75
AGILENT	Common	00846U101	3531.6	90	90				90
ALCATEL LUCENT ADS	Common	013904305	110.84	68	68				68
ALNYLAM PHARMACEUTICALS	Common	02043Q107	582.5	50	50				50
ALTRIA GROUP INC.	Common	02209S103	31095	900	900				900
AMERICAN EXPRESS CO	Common	025816109	4228257.98	72638	72638				72638
AMERICAN INT'L	Common	026874784	224.63	7	7				7
AMERIPRISE FINL INC.	Common	03076C106	61719.06	1181	1181				1181
ANADARKO PETROLEUM	Common	032511107	14152.9	214	214				214
APACHE CORP	Common	037411105	1757.8	20	20				20
APPLE COMPUTER	Common	037833100	188048	322	322				322
APPLIED MATERIALS	Common	038222105	5035.8	440	440				440
ASCENT MEDIA CORP	Common	043632108	465.75	9	9				9
AT&T CORP.	Common	00206R102	3606117.5	101125	101125				101125
AUTOMATIC DATA PROC.	Common	053015103	62394.86	1121	1121				1121
BAKER HUGHES INC	Common	057224107	73363.5	1785	1785				1785
BALLY TOTAL FITNESS	Common	05873K207	0	4	4				4
BANCO DE SANTANDER ADS	Common	05964H105	16058.88	2448	2448				2448
BANK NOVA SCOTIA HALIFAX	Common	064149107	43503.6	840	840				840
BANKAMERICA	Common	060505104	117914.7	14415	14415				14415
BB & T Corp.	Common	054937107	37020	1200	1200				1200
BHP BILLITON LIMITED ADR	Common	088606108	80319	1230	1230				1230
BMC SOFTWARE	Common	055921100	13871	325	325				325
BRISTOL MYERS SQUIBB CO	Common	110122108	3975458.85	110583	110583				110583
BT GROUP PLC ADR	Common	05577E101	59724	1800	1800				1800
BUNGE LIMITED	Common	G16962105	53203.52	848	848				848
CA INC	Common	12673P105	5688.9	210	210				210
CAPITAL BANK CORP	Common	139793103	798	350	350				350
CATERPILLAR, INC.	Common	149123101	2294522.93	27023	27023				27023
CENTURYTEL INC.	Common	156700106	4027.98	102	102				102
CHESAPEAKE ENERGY	Common	165167107	3720	200	200				200
CHEVRONTEXACO	Common	166764100	5260968.5	49867	49867				49867
CHORUS LTD SPON ADS SLM	Common	17040V107	3184.92	255	255				255
CHUBB CORP	Common	171232101	6189.7	85	85				85
CINTAS CORP	Common	172908105	46332	1200	1200				1200
CISCO SYSTEMS	Common	17275R102	2377667.26	138478	138478				138478
COCA COLA	Common	191216100	4321561.3	55270	55270				55270
COLGATE PALMOLIVE	Common	194162103	229748.7	2207	2207				2207
COMCAST CORP. A	Common	20030N101	6170.21	193	193				193
CONOCO PHILLIPS	Common	20825C104	16764	300	300				300
CONSTELLATION BRANDS A	Common	21036P108	20295	750	750				750
CONTINENTAL RESOURCES	Common	212015101	71949.6	1080	1080				1080
CORNING INC.	Common	219350105	51.72	4	4				4
CREE INC.	Common	225447101	43382.3	1690	1690				1690
DANAHER CORP	Common	235851102	145824	2800	2800				2800
DELL COMPUTER	Common	24702R101	988.29	79	79				79
DIAGEO	Common	25243Q205	4638.15	45	45				45
DISCOVERY COMMUNICATIONS INC A	Common	25470F104	5130	95	95				95
DISCOVERY COMMUNICATIONS SER C	Common	25470F302	4758.55	95	95				95
DOMINION RES INC VA	Common	25746u109	95364	1766	1766				1766
DOVER CORP.	Common	260003108	5361	100	100				100
DOW CHEMICAL	Common	260543103	16695	530	530				530
DR PEPPER SNAPPLE GROUP INC	Common	26138E109	1575	36	36				36
DU PONT E I DE NEMOURS &	Common	263534109	34387.6	680	680				680
DUKE POWER CO	Common	26441c204	13836	600	600				600
DUKE REALTY INVESTMENTS INC.	Common	264411505	1756.8	120	120				120
ELECTRONIC ARTS INC CL A	Common	285512109	1852.5	150	150				150
EMC CORP	Common	268648102	4361072.65	170155	170155				170155
EMERSON ELEC CO	Common	291011104	37496.9	805	805				805
ENERGY TRANSFER PARTNERS	Common	29273R109	276187.5	6250	6250				6250
EQUITY RESIDENTIAL PPTY TR SH 	Common	29476L107	57994.8	930	930				930
EXELIS INC	Common	30162A108	6251.24	634	634				634
EXPRESS SCRIPTS HLDG C	Common	30219G108	6476.28	116	116				116
EXXON MOBIL CP	Common	30231g102	5355141.74	62582	62582				62582
FDX Corp	Common	31428X106	3169797.61	34601	34601				34601
FISERV INC.	Common	337738108	3841309.58	53189	53189				53189
FLUOR CORPORATION	Common	343412102	17367.68	352	352				352
FMC CORP NEW	Common	302491303	2353.12	44	44				44
FOSTER WHEELER AG	Common	H27178104	863.25	50	50				50
FOUR OAKS FINANCIAL	Common	350891107	884	442	442				442
FREEPORT MCMRN COP & GOLD B	Common	35671D857	1472880.17	43231	43231				43231
GAP, INC	Common	364760108	6703.2	245	245				245
GENERAL ELEC CO	Common	369604103	2691215.09	129137	129137				129137
GENUINE PARTS	Common	372460105	52718.75	875	875				875
GOLDCORP INC NEW	Common	380956409	26306	700	700				700
HEINZ HJ	Common	423074103	2807095.6	51620	51620				51620
HOME DEPOT	Common	437076102	86108.75	1625	1625				1625
HONEYWELL	Common	438516106	20828.32	373	373				373
INTEL CORP.	Common	458140100	2671502.6	100244	100244				100244
INTERNATIONAL BUSINESS M	Common	459200101	7077257.98	36186	36186				36186
INTERNATIONAL PAPER	Common	460146103	3411.38	118	118				118
ISHARES S&P GSTI SOFTWARE INDE	Common	464287515	4829673.6	77760	77760				77760
ITT CORP. (NEW)	Common	450911201	5579.2	317	317				317
JOHNSON & JOHNSON	Common	478160104	3303211.1	48893	48893				48893
JP MORGAN CHASE & CO.	Common	46625h100	2169061.12	60707	60707				60707
KELLOGG	Common	487836108	5179.65	105	105				105
KIMBERLY-CLARK	Common	494368103	2010.48	24	24				24
KRAFT FOODS	Common	50075N104	29351.2	760	760				760
LABORATORY CORP. OF AMERICA	Common	50540R409	21763.35	235	235				235
LIBERTY PROPERTY TRUST	Common	531172104	7736.4	210	210				210
LP MAGELLAN MIDSTREAM	Common	559080106	93598	1325	1325				1325
LP SUBURBAN PROPANE PARTNRSHP	Common	864482104	77793.95	1885	1885				1885
LTD PART KINDER MORGAN	Common	494550106	13751.5	175	175				175
MACK CALI REALITY CORP	Common	554489104	5814	200	200				200
MARATHON OIL	Common	565849106	2882608.38	112734	112734				112734
MARKWEST ENERGY	Common	570759100	175050.5	3550	3550				3550
MCDONALDS CORP.	Common	580135101	1296964.5	14650	14650				14650
MERCK & CO INC	Common	58933Y105	476158.75	11405	11405				11405
METLIFE INC	Common	59156R108	70245.45	2277	2277				2277
MICROSOFT CORP.	Common	594918104	5019696.64	164096	164096				164096
NABORS INDUSTRIES	Common	G6359F103	85392	5930	5930				5930
NESTLE'S A ADR REG SH VTG	Common	641069406	17922	300	300				300
NEWBRIDGE BANCORP	Common	65080T102	4380	1000	1000				1000
NEWMONT MINING CORP	Common	651639106	84698.46	1746	1746				1746
NEXTERA ENERGY INC	Common	65339F101	774112.5	11250	11250				11250
NIKE INC CLASS B	Common	654106103	16678.2	190	190				190
NOBLE CORP	Common	H5833N103	3253	100	100				100
NORDSTROM INC	Common	655664100	1987.6	40	40				40
NORTHWEST NATURAL GAS	Common	667655104	44030	925	925				925
ORACLE CORP	Common	68389X105	3309768	111440	111440				111440
OWENS ILL INC	Common	690768403	1725.3	90	90				90
PALL CORP	Common	696429307	49329	900	900				900
PEPCO HOLDINGS	Common	713291102	5479.6	280	280				280
PEPSICO, INC.	Common	713448108	77726	1100	1100				1100
PFIZER INC	Common	717081103	36225	1575	1575				1575
PHILIP MORRIS INTL	Common	718172109	58900.5	675	675				675
PHILLIPS 66	Common	718546104	4986	150	150				150
PIEDMONT NATURAL GAS	Common	720186105	314174.4	9760	9760				9760
PIKE ELECTRIC CORP	Common	721283109	3860	500	500				500
PLAINS ALL AMERICAN PIPELINE	Common	726503105	347483	4300	4300				4300
PLUM CREEK TIMBER CO INC	Common	729251108	8337	210	210				210
PNC FINL CORP	Common	693475105	3972.15	65	65				65
POTASH CORP OF SASKATCHEWAN IN	Common	73755L107	7864.2	180	180				180
POWERSHARES EXCHANGE FINL PFD 	Common	73935X229	22806	1267	1267				1267
POWERSHARES GLOBAL ETF GBL WAT	Common	73936T623	2779618.36	168376	168376				168376
POWERSHARES QQQ TRUST SERIES I	Common	73935A104	387847.2	6045	6045				6045
PPG INDUSTRIES INC.	Common	693506107	5306	50	50				50
PRAXAIR INC.	Common	74005P104	97857	900	900				900
PROCTER & GAMBLE	Common	742718109	2569315	41948	41948				41948
PROGRESS ENERGY	Common	743263105	102289	1700	1700				1700
PROTECTIVE LIFE CORP.	Common	743674103	1764.6	60	60				60
PRUDENTIAL FINANCIAL	Common	744320102	38744	800	800				800
QUEST DIAGNOSTICS INC	Common	74834L100	119800	2000	2000				2000
REGIONS FINANCIAL CORP NEW	Common	7591EP100	324	48	48				48
ROSS STORES INC	Common	778296103	15617.5	250	250				250
ROYAL BANK OF CANADA	Common	780087102	52756.6	1030	1030				1030
ROYAL DUTCH SHELL GDR	Common	780259206	78151.37	1159	1159				1159
RYDEX ETF TRUST MIDCAP 400 PUR	Common	78355W601	510918.6	6060	6060				6060
S&P MIDCAP 400 DEP	Common	595635103	4282.5	25	25				25
SANOFIAVENTIS SPS ADRS	Common	80105N105	3241901.8	85810	85810				85810
SARA LEE CORP	Common	803111103	20293	700	700				700
SCANA CORP	Common	80589M102	3300242.4	68985	68985				68985
SCANSOURCE	Common	806037107	19916	650	650				650
SCHLUMBERGER	Common	806857108	23043.05	355	355				355
SIEMENS A G ADR	Common	826197501	4203.5	50	50				50
SIGMA ALDRICH	Common	826552101	1396315.91	18887	18887				18887
SOUTHERN CO	Common	842587107	884561.5	19105	19105				19105
SOUTHERN FIRST BANCSHARES	Common	842873101	8474.5	997	997				997
SPDR DOW JONES AVG ETF TR UNIT	Common	78467X109	301215.25	2345	2345				2345
SPDR-CONSUMER DISCRETIONARY	Common	81369Y407	3283.5	75	75				75
SPDR-CONSUMER STAPLES	Common	81369Y308	3477	100	100				100
SPDR-ENERGY	Common	81369Y506	1975303.94	29762	29762				29762
SPDR-FINANCIAL	Common	81369Y605	294675.72	20135	20135				20135
SPDR-HEALTH CARE	Common	81369Y209	5510.72	145	145				145
SPDR-INDUSTRIAL	Common	81369Y704	243091.05	6815	6815				6815
SPDR-MATERIALS	Common	81369Y100	1164.57	33	33				33
SPDR-UTILITIES	Common	81369Y886	924.75	25	25				25
SPECTRA ENERGY CORP	Common	847560109	36877.14	1269	1269				1269
SPRD-TECHNOLOGY	Common	81369Y803	7181.25	250	250				250
STANDARD & POORS DEP RCPTS B/E	Common	78462F103	620774.9	4561	4561				4561
STATE ST CORP	Common	857477103	3571.2	80	80				80
STRYKER CORP	Common	863667101	66120	1200	1200				1200
SUNCOR ENERGY	Common	867224107	72954	2520	2520				2520
SYSCO CORP.	Common	871829107	18780.3	630	630				630
TARGET CORPORATION	Common	87612E106	460573.85	7915	7915				7915
TELECOM NEW ZEALAND ADR	Common	879278208	12060.97	1279	1279				1279
TEVA PHARMACEUTICAL ADR	Common	881624209	2241927.36	56844	56844				56844
TIFFANY AND COMPANY	Common	886547108	40506.75	765	765				765
TJX COMPANIES	Common	872540109	3131614.71	72947	72947				72947
TRAVELERS	Common	89417E109	13406.4	210	210				210
TRUMP ENTERTAINMENT	Common	89816T202	0	11	11				11
UDR, INC.	Common	902653104	37933.12	1468	1468				1468
UNION PACIFIC	Common	907818108	92226.63	773	773				773
UNITED HEALTHCARE	Common	91324P102	79150.5	1353	1353				1353
UNITED TECHNOLOGIES	Common	913017109	1769214.72	23424	23424				23424
UNUMPROVIDENT CORP	Common	91529Y106	3826	200	200				200
USBANCORP	Common	902973304	7075.2	220	220				220
VERIZON COMMUNICATONS	Common	92343V104	5113710.8	115070	115070				115070
VIACOM INC NEW CLASS B	Common	92553P201	8181.48	174	174				174
VULCAN MATERIALS	Common	929160109	46659.25	1175	1175				1175
WAL MART STORES INC	Common	931142103	2405828.04	34507	34507				34507
WALT DISNEY CO.	Common	254687106	5092.5	105	105				105
WATSON PHARMACEUTICALS	Common	942683103	8878.8	120	120				120
WELLS FARGO	Common	949746101	2840560.8	84945	84945				84945
WESTERN UNION CO.	Common	959802109	41258	2450	2450				2450
WILLIAMS PARTNERS LP 	Common	96950F104	190676	3650	3650				3650
WINDSTREAM CORP	Common	97381W104	9814.56	1016	1016				1016
XYLEM INC	Common	98419M100	15957.78	634	634				634
YADKIN VALLEY FINANCIAL	Common	984314104	3596.05	1357	1357				1357
ZIMMER HOLDINGS	Common	98956P102	7594.48	118	118				118
VANGUARD MID-CAP GROWTH ETF	Common	922908538	2896.65	45	45				45
VANGUARD MID-CAP VALUE ETF	Common	922908512	194558.4	3540	3540				3540
RYDEX ETF TRUST S&P 500 PURE G	Common	78355W403	286519.11	6089	6089				6089
RYDEX ETF TRUST S&P VALUE 	Common	78355W304	21990	750	750				750
VANGUARD LARGE CAP GROWTH	Common	922908736	1040825.04	15304	15304				15304
VANGUARD WORLD FDS MEGA 	Common	921910840	101900	2500	2500				2500
ISHARES S&P SMALL CAP 600 ETF	Common	464287804	51289	700	700				700
VANGUARD INDEX SMALL CAP ETF	Common	922908595	2931.95	35	35				35
VANGUARD SMALL CAP VALUE ETF	Common	922908611	155155	2275	2275				2275
VANGUARD ETF EMRG MKTS VIPERS	Common	922042858	6100026.24	152768	152768				152768

Totals			 138,657,386.62 	3117763	3117763				3117763


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